UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2010 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--11.9%
Autoliv	157,590 a	8,120,613
Carnival	224,720	8,737,114
Home Depot	536,418	17,353,122
News, Cl. A	1,317,076	18,979,065
Nordstrom	308,800	12,614,480
Omnicom Group	216,300	8,394,603
Stanley Black and Decker	93,310	5,356,927
Staples	448,790	10,497,198
Target	201,160	10,581,016
Time Warner	311,902	9,753,176
Walt Disney	301,690	10,531,998
		120,919,312
Consumer Staples--10.7%
Clorox	121,930	7,820,590
Coca-Cola Enterprises	409,080	11,315,153
Dr. Pepper Snapple Group	186,450	6,557,446
Energizer Holdings	120,460 a	7,560,070
Estee Lauder, Cl. A	183,900	11,929,593
Kraft Foods, Cl. A	211,230	6,387,595
Kroger	331,020	7,169,893
PepsiCo	393,630	26,042,561
Philip Morris International	326,865	17,049,278
Whole Foods Market	182,440 a	6,595,206
		108,427,385
Energy--10.5%
Alpha Natural Resources	122,260 a	6,099,551
Chevron	215,650	16,352,739
ENI, ADR	204,260	9,585,922
ENSCO, ADR	228,850	10,247,903
Halliburton	252,912	7,620,239
Hess	208,170	13,021,033
Newfield Exploration	204,420 a	10,640,061
Occidental Petroleum	268,680	22,714,207
Valero Energy	536,470	10,568,459
		106,850,114
Exchange Traded Funds--.8%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	69,480	8,129,160
Financial--14.6%
American Express	242,860	10,020,404
Bank of America	1,729,110	30,864,613
Capital One Financial	207,020	8,572,698
Franklin Resources	69,170	7,670,953
Genworth Financial, Cl. A	607,070 a	11,133,664
Goldman Sachs Group	30,690	5,236,635
JPMorgan Chase & Co.	683,360	30,580,360
Lincoln National	313,670	9,629,669
MetLife	259,990	11,267,967
Morgan Stanley	197,170	5,775,109
Wells Fargo & Co.	427,690	13,309,713
XL Capital, Cl. A	178,800	3,379,320
		147,441,105
Health Care--15.7%
Alexion Pharmaceuticals	211,670 a	11,508,498
AmerisourceBergen	219,340	6,343,313
Amgen	162,260 a	9,696,658
Amylin Pharmaceuticals	298,460 a	6,712,365
CIGNA	204,780	7,490,852
Covidien	162,365	8,163,712
Hospira	113,880 a	6,451,302
Human Genome Sciences	424,250 a	12,812,350
King Pharmaceuticals	532,580 a	6,263,141
Mednax	83,330 a	4,848,973
Merck & Co.	581,108	21,704,384
Pfizer	1,475,960	25,312,714

St. Jude Medical	124,480 a	5,109,904
Teva Pharmaceutical Industries,
ADR	102,570	6,470,116
Thermo Fisher Scientific	99,040 a	5,094,618
Universal Health Services, Cl. B	228,440	8,015,960
WellPoint	114,610 a	7,378,592
		159,377,452
Industrial--11.0%
AMR	565,890 a	5,155,258
Cummins	120,710	7,477,985
Dover	260,630	12,184,452
FedEx	93,590	8,741,306
General Electric	473,390	8,615,698
KBR	275,535	6,105,856
Norfolk Southern	343,150	19,178,654
Parker Hannifin	148,450	9,610,653
Raytheon	212,260	12,124,291
Textron	405,560	8,610,039
Tyco International	359,185	13,738,826
		111,543,018
Information Technology--19.4%
Apple	122,506 a	28,780,335
Broadcom, Cl. A	236,620	7,851,052
Cisco Systems	874,863 a	22,772,684
EMC	696,150 a	12,558,546
Google, Cl. A	38,553 a	21,859,937
Hewlett-Packard	411,270	21,859,000
International Business Machines	72,990	9,360,968
Lam Research	192,410 a	7,180,741
Microsoft	946,120	27,692,932
Oracle	692,108	17,780,255
QUALCOMM	302,220	12,690,218
VMware, Cl. A	116,680 a	6,219,044
		196,605,712
Materials--2.1%
Dow Chemical	308,300	9,116,431
E.I. du Pont de Nemours & Co.	327,440	12,193,866
		21,310,297
Telecommunication Services--.9%
AT & T	347,030	8,967,255
Utilities--2.2%
American Electric Power	186,830	6,385,849
Dominion Resources	123,720	5,086,129
Public Service Enterprise Group	379,870	11,213,762
		22,685,740
Total Common Stocks
(cost $811,955,471)		1,012,256,550

Limited Partnership Interests--.0%		Value ($)
Consumer Discretionary--.0%
SK Equity Fund, LP [a,c]		28,863
Health Care--.0%
Galen Partners II, LP [a,c]		60,204
Total Limited Partnership Interests
(cost $827,367)		89,067

Other Investment--.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,884,000)	1,884,000 [b]	1,884,000

Total Investments (cost $814,666,838)	100.0%	1,014,229,617
Liabilities, Less Cash and Receivables	(.0%)	(406,275)
Net Assets	100.0%	1,013,823,342

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.
c	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of
$89,067 representing 0.01% of net assets (see below).

	Acquisition		Net
Issuer	Date	Cost ($)	Assets (%)	Valuation ($)
Galen Partners II, LP	5/1/96-1/3/97	445,199.01		60,204
SK Equity Fund, LP	3/8/95-9/18/96	382,168.00		28,863
				89,067

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $814,666,838. Net unrealized appreciation on investments was $199,562,776 of which $219,311,506 related to appreciated investment securities and $19,748,730 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	969,702,836	-	-	969,702,836
Equity Securities - Foreign+	34,424,554	-	-	34,424,554
Mutual Funds/Exchange Traded Funds	10,013,160	-	-	10,013,160
Limited Partnership Interests	-	-	89,067	89,067
+ See Statement of Investments for industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Limited
Partnership Interests
Balance as of 12/31/2009	89,067
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-

Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 3/31/2010	89,067

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Financial futures are valued at the last sales price.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradely J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)